Transactions with non interesting - Non controlling interests and the impact (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total impact of transactions with non-controlling interests	¥ (3,361)	¥ 1,434	¥ 2,635
Reserves
Total impact of transactions with non-controlling interests	(2,613)	3,020	2,640
Non-controlling interests
Total impact of transactions with non-controlling interests	(748)	(1,586)	(5)
Huizhou Pengai Aesthetic Medical Hospital Co., Ltd.
Acquisition of additional interests in subsidiaries		(360)
Total impact of transactions with non-controlling interests		1,434
Huizhou Pengai Aesthetic Medical Hospital Co., Ltd. | Reserves
Acquisition of additional interests in subsidiaries		(220)
Huizhou Pengai Aesthetic Medical Hospital Co., Ltd. | Non-controlling interests
Acquisition of additional interests in subsidiaries		(140)
Changsha Pengai Aesthetic Medical Hospital Co. Ltd.
Acquisition of additional interests in subsidiaries		(315)
Changsha Pengai Aesthetic Medical Hospital Co. Ltd. | Reserves
Acquisition of additional interests in subsidiaries		(715)
Changsha Pengai Aesthetic Medical Hospital Co. Ltd. | Non-controlling interests
Acquisition of additional interests in subsidiaries		400
Chongqing Pengai
Disposal of interests in subsidiaries without loss of control		1,575
Chongqing Pengai | Reserves
Disposal of interests in subsidiaries without loss of control		3,575
Chongqing Pengai | Non-controlling interests
Disposal of interests in subsidiaries without loss of control		¥ (2,000)
Guangzhou Pengai Aesthetic Medical Hospital Co., Ltd.
Acquisition of additional interests in subsidiaries	(750)
Disposal of interests in subsidiaries without loss of control			2,760
Guangzhou Pengai Aesthetic Medical Hospital Co., Ltd. | Reserves
Acquisition of additional interests in subsidiaries	(224)
Disposal of interests in subsidiaries without loss of control			2,613
Guangzhou Pengai Aesthetic Medical Hospital Co., Ltd. | Non-controlling interests
Acquisition of additional interests in subsidiaries	(526)
Disposal of interests in subsidiaries without loss of control			147
Hangzhou Pengai Aesthetic Medical Clinic Co., Ltd.
Acquisition of additional interests in subsidiaries	(2,760)
Hangzhou Pengai Aesthetic Medical Clinic Co., Ltd. | Reserves
Acquisition of additional interests in subsidiaries	2,054
Hangzhou Pengai Aesthetic Medical Clinic Co., Ltd. | Non-controlling interests
Acquisition of additional interests in subsidiaries	(4,814)
Shanghai Pengai Aesthetic Medical Clinic Co., Ltd.
Acquisition of additional interests in subsidiaries			(125)
Total impact of transactions with non-controlling interests			2,635
Shanghai Pengai Aesthetic Medical Clinic Co., Ltd. | Reserves
Acquisition of additional interests in subsidiaries			92
Total impact of transactions with non-controlling interests			2,640
Shanghai Pengai Aesthetic Medical Clinic Co., Ltd. | Non-controlling interests
Acquisition of additional interests in subsidiaries			(217)
Total impact of transactions with non-controlling interests			(5)
Shanghai Jiahong | Reserves
Disposal of interests in subsidiaries without loss of control			(65)
Shanghai Jiahong | Non-controlling interests
Disposal of interests in subsidiaries without loss of control			¥ 65
Guangzhou Pengai Xiuqi Aesthetic Medical Clinic Co., Ltd. | Reserves
Acquisition of additional interests in subsidiaries	86
Guangzhou Pengai Xiuqi Aesthetic Medical Clinic Co., Ltd. | Non-controlling interests
Acquisition of additional interests in subsidiaries	(86)
Yantai Pengai
Acquisition of additional interests in subsidiaries	(300)
Yantai Pengai | Reserves
Acquisition of additional interests in subsidiaries	288
Yantai Pengai | Non-controlling interests
Acquisition of additional interests in subsidiaries	¥ (588)